Note 11 - Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2017	2016
Retirement indemnities	2,076	2,004
Provision for warranty costs	449	548
Accruals for payroll and associated taxes	611	1,311
Conditional government advances	1,039	267
Value added tax payable	125	182
Advances received from customers	108	115
Provision for Asset Retirement Obligation (Japan)	100	80
Provision for employee termination indemnities (Italy)	349	320
Others	360	307
Total	5,217	5,134
Less non-current portion	(3,681)	(2,818)
Current portion	1,536	2,316

Schedule of Conditional Advances [Table Text Block]

2018	-
2019	-
2020	-
2021	-
2022 and thereafter	1,039
Total	1,039

Schedule of Product Warranty Liability [Table Text Block]
	December 31,
	2017	2016
Beginning of year	548	576
Amount used during the year	(415)	(347)
New warranty expenses	316	319
End of year	449	548
Less current portion	(265)	(346)
Long term portion	184	201